STOCKHOLDERS' DEFICIENCY (Details) (USD $)	0 Months Ended					1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended				43 Months Ended	77 Months Ended	80 Months Ended
	Jan. 31, 2014	Jan. 08, 2014	Dec. 13, 2013	Jan. 08, 2013	Feb. 11, 2011	Apr. 30, 2014	Aug. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 11, 2011	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Dec. 13, 2013	Sep. 30, 2013	Jan. 08, 2013
STOCKHOLDERS' DEFICIENCY (Details) [Line Items]
Proceeds from Issuance or Sale of Equity			$ 709,999					$ 0	$ 0		$ 709,999	$ 0	$ 329,500	$ 215,000		$ 709,999	$ 709,999
Common Stock, Shares Subscribed but Unissued (in Shares)																		3,550,000
Stock Issued During Period, Shares, New Issues (in Shares)		3,550,000					249,998		500,000	1,166,666		1,666,667	2,196,673	1,433,339
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																			12,500,000	12,500,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.15		$ 0.20		$ 0.15	$ 0.15		$ 0.15	$ 0.15	$ 0.15	$ 0.15				$ 0.20		$ 0.20
Maximum Capital to Raise in Private Placement											2,500,000					2,500,000		3,500,000		2,500,000
Private Placement, Description of Warrant Offering	a warrant to the offering to purchase one share of common stock (for each two shares of common stock sold)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																			$ 0.40
Warrants, Term of Warrants	60 months
Class of Warrant or Rights, Granted (in Shares)						1,775,000
Derivative Liability								599,328									599,328
Proceeds from Issuance of Private Placement									75,000
Preferred Stock, Shares Authorized (in Shares)								50,000,000			50,000,000	50,000,000				50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from Contributed Capital								0	0		0	0			930,000	930,000	930,000
Stock Issued During Period, Shares, Issued for Services (in Shares)				805,200	12,303,336
Stock Issued During Period, Value, Issued for Services					1,845,500			40,000			286,040		1,845,500
Research and Development Expense								115,250	27,000		332,692	73,335				2,258,109	2,373,359
Payments of Stock Issuance Costs													20,000
Proceeds from Issuance of Common Stock							50,000	0	75,000	175,000	225,000	250,000	309,500			999,500	999,500
President [Member]
STOCKHOLDERS' DEFICIENCY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)					4,000,000
Vice President [Member]
STOCKHOLDERS' DEFICIENCY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)													30,000
Shares Issued, Price Per Share (in Dollars per share)													$ 0.15
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)					6,470,000
Proceeds from Issuance of Common Stock													4,500
Professional Fees [Member]
STOCKHOLDERS' DEFICIENCY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																1,170,250
Research and Development Expense [Member]
STOCKHOLDERS' DEFICIENCY (Details) [Line Items]
Research and Development Expense																$ 675,250